Gains or losses on financial assets and liabilities - Schedule of detail of asset balances measured at fair value through profit or loss (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Financial assets at fair value through profit or loss	€ 244,298	€ 192,604	€ 170,820
Loans and advances
Financial instruments
Financial assets at fair value through profit or loss	72,931	51,072	44,962
Central banks
Financial instruments
Financial assets at fair value through profit or loss	12,966	17,717	11,595
Credit institutions
Financial instruments
Financial assets at fair value through profit or loss	27,722	14,520	17,175
Customers
Financial instruments
Financial assets at fair value through profit or loss	32,243	18,835	16,192
Debt securities
Financial instruments
Financial assets at fair value through profit or loss	85,990	66,079	45,079
Equity instruments
Financial instruments
Financial assets at fair value through profit or loss	21,277	19,125	13,777
Derivatives
Financial instruments
Financial assets at fair value through profit or loss	€ 64,100	€ 56,328	€ 67,002